Filed pursuant to Rule 497(e)
                                        under the Securities Act of 1933,
                                        as amended.
                                               File No. 33-33980
                                               File No. 811-06067



                        DIMENSIONAL INVESTMENT GROUP INC.

                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 3, 1998

                    DFA One-Year Fixed Income Portfolio II

      Effective March 1, 1999, the DFA One-Year Fixed Income Portfolio II is closed to investors, and is no longer accepting purchase orders.

                 The date of this Supplement is March 1, 1999.



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